ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

Phone: 617-951-7000

Fax: 617-951-7050

May 3, 2019	William Beaudoin
617-854-2337
William.Beaudoin@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Dear Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 209 to the Trust’s Registration Statement under the Securities Act and Amendment No. 255 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 209/255”). This Amendment No. 209/255 relates solely to the GMO Alternative Allocation Fund Prospectus, dated April 17, 2019, and filed with the Securities and Exchange Commission on April 16, 2019 with Post-Effective Amendment No. 206 under the Securities Act and Amendment No. 252 under the 1940 Act (“Amendment No. 206/252”). The other series of the Trust are offered through separate prospectuses or private placement memoranda, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.

The purpose of this Amendment No. 209/255 is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this Amendment No. 209/255 relates to Amendment No. 206/252. Pursuant to the provisions of Rule 485(b) under the Securities Act, it is intended that this Amendment No. 209/255 become effective immediately.

We have assisted the Trust in the preparation of this Amendment No. 209/255 and believe that this Amendment No. 209/255 does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act.

Securities and Exchange Commission	- 2 -	May 3, 2019

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at 617-854-2337.

Very truly yours,

/s/ William M. Beaudoin

William M. Beaudoin

Enclosures

cc:	Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Thomas R. Hiller, Esq.
Sarah Clinton, Esq.